THIS FILING LISTS A SECURITIES HOLDING REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 2011.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [X]; Amendment Number:   1
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mason Capital Management LLC
Address:          110 East 59th Street, 30th Floor
                  New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Grizzetti
Title:            Chief Financial Officer
Phone:            (212) 771-1206

Signature, Place, and Date of Signing:

        /s/John Grizzetti        New York, New York      January 19, 2012
       ------------------       -------------------     -----------------
        /s/ by John Grizzetti       [City, State]             [Date]
        with Express Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $157,868
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                           FORM 13F INFORMATION TABLE

Column 1              Column 2        Column 3      Column 4           Column 5          Column 6    Column 7        Column 8
--------------------  --------------  ---------  ------------  ----------------------  ----------  --------  -----------------------
                                                    VALUE       SHRS OR          PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS  CUSIP        (X$1000)     PRN AMT   SH/PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED  NONE
POTASH CORP SASK INC  COM             73755L107     157,868     1,096,000   SH            SOLE                1,096,000